Employee Benefit Plans (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 401 K [Member]	Dec. 31, 2012 401 K [Member] Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution per employee (percent)					30.00%
Employer discretionary contribution amount				$ 68,000
Additional expenses over stop loss		300,000	1,100,000
Proceeds from legal settlements	$ 1,600,000